Share Repurchase - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Feb. 25, 2021 $ / shares shares	Dec. 01, 2020 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares
Equity, Class of Treasury Stock [Line Items]
Ordinary shares, treasury stock	1,116,885		919,515	919,515	544,202	544,202	140,479	140,479
Treasury stock, value			¥ 541,379	$ 84,954	¥ 290,913	$ 44,584	¥ 40,267	$ 6,190
Amount of authorized share repurchase program | $		$ 100,000
Stock repurchase program period		2 years
American Depositary Shares
Equity, Class of Treasury Stock [Line Items]
Ordinary shares, treasury stock	2,233,770				1,088,404	1,088,404	280,958	280,958
Average price | $ / shares	$ 44.77